Consolidated Statements of Changes in Equity (Parenthetical) - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Statement of Stockholders' Equity [Abstract]
Dividends paid per share	$ 1.9	$ 1.84